COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 160
Purchase obligations	591
Program rights	3,218
Total commitments	3,969
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	73
Purchase obligations	295
Program rights	626
Total commitments	994
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	87
Purchase obligations	178
Program rights	1,198
Total commitments	1,463
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	0
Purchase obligations	70
Program rights	1,078
Total commitments	1,148
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	0
Purchase obligations	48
Program rights	316
Total commitments	$ 364